Cover	Sep. 08, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002087035
Amendment Description	AMENDMENT NO. 9
Document Type	S-1/A
Entity Registrant Name	AfterNext Acquisition I Corp.
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false